Document And Entity Information	Jan. 14, 2024
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 14, 2024
Entity Registrant Name	Talis Biomedical Corp
Entity Central Index Key	0001584751
Entity Emerging Growth Company	true
Securities Act File Number	001-40047
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	46-3122255
Entity Address, Address Line One	1375 West Fulton Market
Entity Address, Address Line Two	Suite 700
Entity Address, City or Town	Chicago
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60607
City Area Code	(650)
Local Phone Number	433-3000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Ex Transition Period	false
Title of 12(b) Security	Common Stock, $0.0001 par value per share
Trading Symbol	TLIS
Security Exchange Name	NASDAQ
Former Address [Member]
Document Information [Line Items]
Entity Address, Address Line One	1100 Island Drive
Entity Address, Address Line Two	Suite 101
Entity Address, City or Town	Redwood City
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94065